Stock Option, Restricted Stock Incentive, And Dividend Reinvestment Plans (Tables)	12 Months Ended
Dec. 31, 2011
Stock Option, Restricted Stock Incentive, And Dividend Reinvestment Plans [Abstract]
Summary Of Restricted And Performance Stock And Unit Activity

	Shares/ Units	Weighted average grant date fair value

Nonvested on January 1, 2011	4,098,232	$11.53
Shares/units granted	1,591,932	10.75
Shares/units vested	(307,165)	16.64
Shares/units cancelled	(576,807)	10.55

Nonvested on December 31, 2011	4,806,192	$10.96

Summary Of Stock Option Plans Activity

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (thousands)

January 1, 2011	11,588,747	$26.86
Options granted	1,005,224	11.85
Options forfeited	(65,653)	17.25
Options expired	(2,077,173)	32.03

December 31, 2011	10,451,145	23.98	4.16	$96

Options exercisable	9,259,031	25.73	3.99	96
Options expected to vest	1,186,849	11.62	5.43	-

Summary Of Assumptions To Estimate The Fair Value Of Stock Options Granted

2011

Expected dividend yield	0.34%
Expected weighted-average lives of options granted	6.59 years
Expected weighted-average volatility	40.70%
Expected volatility range	35.04% 57.69%
Risk-free interest rate	2.91%